Liquidity (Details) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	Dec. 31, 2020 CNY (¥)
Liquidity [Abstract]
Net loss	¥ (27,402)	$ (3,827)	¥ (26,516)	¥ (56,362)	$ (7,721)	¥ (25,466)	$ (3,587)	¥ (57,667)	¥ (49,064)
Net cash used in operating activities	(35,934)	$ (5,016)	(31,774)	(73,170)	$ (10,025)	(65,442)		(12,892)	(82,229)
Net current assets	77,299					88,316				$ 10,790
Accumulated deficit	(243,098)			(221,098)		(173,176)		(153,838)		(33,935)	$ (30,290)
Cash and cash equivalents and restricted cash				24,674		36,239		5,908			3,381
Additional capital injection	33,397									4,662	4,662	¥ 736		¥ 1,750
Cash and cash equivalents and restricted cash	22,997		¥ 40,515	24,674		36,239		5,908	¥ 25,687	3,210	3,444		$ 4,965		¥ 126,678
Restricted cash	¥ 300			¥ 1,239		¥ 34,312		¥ 1,027		$ 42	$ 170